Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Products	$ 15,336	$ 17,742	$ 16,382
Services	24,946	19,820	16,300
Projects			328
Total revenues	40,282	37,562	33,010
Cost of revenues:
Products	5,543	5,340	4,811
Services	5,880	5,418	5,022
Projects			84
Total cost of revenues	11,423	10,758	9,917
Gross profit	28,859	26,804	23,093
Operating expenses:
Research and development	20,347	19,199	18,578
Less - royalty-bearing participation	537	1,358	1,838
Research and development, net	19,810	17,841	16,740
Sales and marketing	10,358	9,709	10,514
General and administrative	4,184	3,836	3,674
Total operating expenses	34,352	31,386	30,928
Operating loss	(5,493)	(4,582)	(7,835)
Financial income, net	354	810	1,172
Loss before taxes on income	(5,139)	(3,772)	(6,663)
Taxes on income	(124)	(220)	(169)
Net loss	$ (5,263)	$ (3,992)	$ (6,832)
Basic and diluted net loss per Ordinary Share (in Dollars per share)	$ (0.37)	$ (0.29)	$ (0.5)
Weighted average number of Ordinary Share used in computing basic and diluted net loss per Ordinary Share (in Shares)	14,124,404	13,927,788	13,779,885